SHORT-TERM BORROWINGS (Narrative) (Details) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Short-term borrowings [Member] CNY	Dec. 31, 2013 Short-term borrowings [Member] CNY	Dec. 31, 2012 Short-term borrowings [Member] CNY
SHORT-TERM BORROWINGS [Line Items]
Total short-term borrowings	$ 6,388	39,633	92,430
Interest expenses incurred				25,057	6,247	4,365
Weighted average interest rate (as a percent)				14.80%	19.99%
Weighted average short-term borrowings				81,953	65,030